Consolidated income statement - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net sales		€ 19,889	€ 19,220	€ 21,138
Cost of sales		(11,230)	(10,356)	(12,592)
Gross profit		8,659	8,864	8,546
Research and development expenses		(4,855)	(4,512)	(4,277)
Selling, general and administrative expenses	[1]	(3,073)	(2,872)	(2,863)
Other operating income	[1]	42	385	224
Other operating expenses		112	105	103
Operating profit/(loss)	[1]	885	1,970	1,733
Share of results of associates and joint ventures		19	7	(39)
Finance income	[1]	257	434	354
Financial expenses		(246)	(320)	(579)
Profit before tax		915	2,091	1,469
Income tax expense		(277)	(380)	(820)
Profit from continuing operations		638	1,711	649
Profit/(loss) from discontinued operations		22	(427)	30
Profit for the year		660	1,284	679
Attributable to:
Equity holders of the parent		651	1,277	665
Non-controlling interests		€ 9	€ 7	€ 14
Basic
Profit from continuing operations (in EUR per share)		€ 0.12	€ 0.31	€ 0.11
Profit for the year (in EUR per share)		0.12	0.23	0.12
Diluted
Profit from continuing operations (in EUR per share)		0.11	0.31	0.11
Profit for the year (in EUR per share)		€ 0.12	€ 0.23	€ 0.12

[1]	In 2025, Nokia changed the presentation of gains and losses from venture fund investments from selling, general and administrative expenses and other operating income to financial income. The comparative amounts for 2024 and 2023 have been recast accordingly. For more information, refer to Note 1.2. General accounting policies.